INTEREST RATE DERIVATIVE (Tables)	3 Months Ended
Mar. 31, 2014
Interest Rate Derivatives [Abstract]
Fair value outstanding derivatives

The following table summarizes the fair value of outstanding derivatives and their presentation on the statements of condition as of the indicated dates:

	(Unaudited)
	March 31,	December 31,
(In thousands)	2014	2013	2012
Cash flow hedge:
Other liabilities	$123	$135	$195

Change in accumulated other comprehensive loss on pretax basis and impact on earnings from interest rate swap

The change in accumulated other comprehensive loss, on a pretax basis, and the impact on earnings from the interest rate swap that qualifies as a cash flow hedge for the year indicated periods were as follows:

	(Unaudited)
	For the three months		For the twelve months
	ended March 31,		ended December 31,
(In thousands)	2014	2013	2013	2012
Balance as of the beginning of the period:	$(135)	$(195)	$(195)	$(200)
Amount of losses recognized in other comprehensive income	(3)	-	(2)	(53)
Amount of loss reclassified from other comprehensive income and recognized as interest expense	15	15	62	58
Balance as of the end of the period:	$(123)	$(180)	$(135)	$(195)